Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Net Deferred Tax Assets And Liabilities [Abstract]
Schedule of Provision for Income Taxes

A reconciliation of the difference for the years ended December 31, is as follows:

	2018	2017
Loss before income taxes	$(323,596)	$(232,057)
Federal and provincial statutory rates	27%	27%
Tax at statutory rates	$(87,371)	$(62,655)
Adjusted for the effect of:
Non-deductible expenses	49,455	2,672
Non-taxable capital gains	(845)	(175)
Income taxed at lower rates	—	(42,334)
Impact of foreign tax rates	4,861	(2,814)
Withholding taxes	1,061	1,165
Taxes related to prior years	3,803	(618)
Other	(290)	4,738
Income tax recovery	$(29,326)	$(100,021)

Summary of Net Deferred Tax Liability

The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2018	2017
Deferred income tax liability:
Property, plant and equipment and intangibles	$467,109	$454,613
Debt issue costs	3,534	3,352
Partnership deferrals	1,730	—
Other	5,722	6,709
	478,095	464,674
Offsetting of assets and liabilities	(405,316)	(345,763)
	72,779	118,911

Deferred income tax assets:
Losses (expire from time to time up to 2037)	423,595	368,133
Partnership deferrals	—	335
Long-term incentive plan	6,849	7,935
Other	11,752	11,182
	442,196	387,585
Offsetting of assets and liabilities	(405,316)	(345,763)
	36,880	41,822

Net deferred income tax liability	$35,899	$77,089

Summary of Movement in Temporary Differences of Deferred Tax Liabilities

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Income Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Income Tax Assets	Net Deferred Income Tax Liability
Balance, December 31, 2016	$629,967	$(16,447)	$6,159	$(418,253)	$4,215	$(18,270)	$(12,753)	$174,618
Recognized in net loss	(149,489)	16,112	545	24,124	(863)	9,651	1,230	(98,690)
Effect of foreign currency exchange differences	(25,865)	—	5	25,996	—	684	341	1,161
Balance, December 31, 2017	$454,613	$(335)	$6,709	$(368,133)	$3,352	$(7,935)	$(11,182)	$77,089
Recognized in net loss	(9,667)	2,065	(1,005)	(30,660)	182	1,325	(139)	(37,899)
Effect of foreign currency exchange differences	22,163	—	18	(24,802)	—	(239)	(431)	(3,291)
Balance, December 31, 2018	$467,109	$1,730	$5,722	$(423,595)	$3,534	$(6,849)	$(11,752)	$35,899

Summary of Reconciliation of Unrecognized Tax Benefits

Reconciliation of Uncertain Tax Positions

	2018	2017
Unrecognized tax benefits, beginning of year	$1,980	$1,923
Additions:
Prior year’s tax positions	60	57
Reductions:
Prior year’s tax positions	—	—
Unrecognized tax benefits, end of year	$2,040	$1,980